Operating Lease - Schedule of Operating Lease Related Assets and Liabilities and Other Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Operating Lease Related Assets and Liabilities and Other Information [Abstract]
Right of use assets, net	$ 988,479		$ 228,330
Operating lease liabilities, current	414,782		93,191
Operating lease liabilities, noncurrent	595,821		110,622
Total operating lease liabilities	1,010,603		$ 203,813
Operating cash flows used in operating leases	$ 239,963	$ 12,558
Weighted average remaining lease term (years)	2 years 4 months 20 days	6 months 14 days
Weighted average discount rate	3.48%	4.75%